Long-Term Debt and Capital Lease Obligations (Details 2) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 08, 2010
Debt Instrument
Long-term Debt	$ 616,265	$ 655,420
Debt Instrument, Unamortized Premium			26,300
Long-term Debt and Capital Lease Obligations, Current	(1,375)	(1,655)
Long-term Debt and Capital Lease Obligations	614,890	653,765
Secured Debt
Debt Instrument
Long-term Debt	292,300	324,800
Debt Instrument, Unamortized Premium	15,694	22,056
Senior Notes 8875 Percent Due 2019 [Member]
Debt Instrument
Long-term Debt	300,000	300,000
Debt Instrument, Unamortized Discount	(8,818)	(9,779)
Capital Lease Obligations [Member]
Debt Instrument
Long-term Debt	$ 17,089	$ 18,343